Related party transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during the three and six months ended June 30, 2020, the Company charged its equity-method investees $5,426 and $9,418 (2019 - $7,159 and $12,853).
(b)Redeemable non-controlling interest held by related party
Redeemable non-controlling interest held by related party represents a preference share in a consolidated subsidiary of the Company acquired by Abengoa-Algonquin Global Energy Solutions B.V. ("AAGES B.V.") in 2018 for $305,000. Redemption is not considered probable as at June 30, 2020. The Company incurred non-controlling interest attributable to AAGES B.V. of $3,393 and $7,159 (2019 - $7,072 and $13,914) and recorded distributions of $3,573 and $6,873 (2019 - $3,773 and $10,867) during the three and six months ended June 30, 2020 (note 14).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents interest in a consolidated subsidiary of the Company acquired by Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada") in May 2019. The Company recorded distributions of $4,832 and $9,039 (2019 - $18,013 and $18,013) during the three and six months ended June 30, 2020.
(d)Long Sault Hydro Facility
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”), which was partially owned by Senior Executives. APC owns the partnership interest in the 18 MW Long Sault Hydro Facility. A final post-closing adjustment related to the transaction remains outstanding.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.